STOCKHOLDERS' EQUITY - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Option Shares
Outstanding at beginning of period (in shares)	529,342
Granted (in shares)	224,179
Forfeited (in shares)	(51,758)
Expired (in shares)	(73,483)
Exercised (in shares)	0
Outstanding at ending of period (in shares)	628,280	529,342
Options exercisable at ending of period (in shares)	399,047
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 62.83
Granted (in dollars per share)	5.87
Forfeited (in dollars per share)	32.54
Expired (in dollars per share)	76.34
Exercised (in dollars per share)	0
Outstanding at ending of period (in dollars per share)	43.42	$ 62.83
Options exercisable at ending of period (in dollars per share)	$ 58.72
Weighted-Average Contractual Term (in years) and Aggregate Intrinsic Value (in thousand)
Outstanding, Weighted-Average Contractual Term (in years)	7 years 9 months 18 days	7 years 7 months 6 days
Options exercisable, Outstanding, Weighted-Average Contractual Term (in years)	7 years 1 month 6 days
Outstanding, Aggregate Intrinsic Value	$ 89	$ 0
Options exercisable, Aggregate Intrinsic Value	$ 0